Additional Information (Minimum Rental Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Additional Information [Abstract]
2014	$ 218
2015	160
2016	124
2017	81
2018	52
Thereafter	211
Total	$ 846